Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Additional Information (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets, expense recognized on expected losses	R$ 992
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Total loss, net of reversals	1
Financial assets at amortised cost, class [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Total loss, net of reversals	R$ 993